The following table shows revenue split between proprietary and third party website revenue for the years ended January 31, 2021 and 2020: (Details) - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Product Information [Line Items]
Total Revenue	$ 9,429,519	$ 7,262,106
Change in revenue	$ 2,167,413
Percentage change in revenue	30.00%		0.00%
[custom:RevenueFromContractWithCustomerIncludingAssessedTaxOne]	$ 8,171,355	8,186,214
[custom:ContractWithCustomerChangeInRevenueOne]	(14,859)
Proprietary Website Revenue [Member]
Product Information [Line Items]
Total Revenue	6,339,478	3,704,215	$ 4,200,624	$ 3,246,351
Change in revenue	$ 2,635,263		$ 954,273
Percentage change in revenue	71.00%		29.00%
Third Party Website Revenue [Member]
Product Information [Line Items]
Total Revenue	$ 3,090,041	$ 3,557,891	$ 3,970,731	$ 4,939,863
Change in revenue	$ (467,850)		$ (969,132)
Percentage change in revenue	13.00%		20.00%